Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 7
Entity Registrant Name	SIGYN THERAPEUTICS, INC.
Entity Central Index Key	0001642159
Entity Tax Identification Number	84-4210559
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2468 Historic Decatur Road
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	(619)
Local Phone Number	353-0800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2468 Historic Decatur Road
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	353-0800
Contact Personnel Name	Jim Joyce